Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer U.S. Government Trust))	0 Months Ended
	Dec. 28, 2012
Class A
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.99%
Fee Waiver and Expense Reimbursement	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%
Class B
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.92%
Fee Waiver and Expense Reimbursement	(0.27%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%
Class C
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.76%
Fee Waiver and Expense Reimbursement	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%
Class N
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	0.48%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.30%
Fee Waiver and Expense Reimbursement	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%
Class Y
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.67%
Fee Waiver and Expense Reimbursement	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%

[1]	After discussions with the Fund's Board of Trustees, the Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.90% for Class A shares, 1.65% for Class B shares and Class C shares, 1.15% for Class N shares and 0.65% for Class Y shares as calculated on the daily net assets of the Fund. This expense limitation may not be amended or withdrawn until one year from the date of this prospectus.